Subordinated liabilities	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Subordinated liabilities

28	Subordinated liabilities

HSBC’s subordinated liabilities
	2021	2020
	$m	$m
At amortised cost	20,487	21,951
– subordinated liabilities	18,640	20,095
– preferred securities	1,847	1,856
Designated at fair value (Note 24)	10,100	10,844
– subordinated liabilities	10,100	10,844
– preferred securities	—	—
At 31 Dec	30,587	32,795
Issued by HSBC subsidiaries	9,112	10,223
Issued by HSBC Holdings	21,475	22,572
Subordinated liabilities rank behind senior obligations and generally count towards the capital base of HSBC. Capital securities may be called and redeemed by HSBC subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator. If not redeemed at the first call date, coupons payable may reset or become floating rate based on relevant market rates. On subordinated liabilities other than floating rate notes, interest is payable at fixed rates of up to 10.176%.
The balance sheet amounts disclosed in the following table are presented on an IFRS basis and do not reflect the amount that the instruments contribute to regulatory capital, principally due to regulatory amortisation and regulatory eligibility limits.

HSBC’s subsidiaries subordinated liabilities in issue
				2021	2020
		First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings[1]
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2[2]	Jun 2030		900	900
				900	900
Additional tier 1 capital securities guaranteed by HSBC Bank plc[1]
£700m	5.844% non-cumulative step-up perpetual preferred securities[3]	Nov 2031		947	956
				947	956
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes	Jun 1990		750	750
$500m	Undated floating rate primary capital notes	Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3	Jun 1992		300	300
$300m	7.65% subordinated notes	—	May 2025	300	300
				1,850	1,850

£300m	6.50% subordinated notes	—	Jul 2023	406	409
£350m	5.375% callable subordinated step-up notes[4]	Nov 2025	Nov 2030	539	583
£500m	5.375% subordinated notes	—	Aug 2033	900	981
£225m	6.25% subordinated notes	—	Jan 2041	303	306
£600m	4.75% subordinated notes	—	Mar 2046	805	812
				2,953	3,091
				4,803	4,941
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited
$400m	Primary capital undated floating rate notes (third series)	Jul 1991		400	400
				400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds[5,6]	Nov 2022	Nov 2027	120	124
				120	124
Tier 2 securities issued by HSBC USA Inc.
$250m	7.20% subordinated debentures[5]	—	Jul 2097	222	222
	Other subordinated liabilities each less than $150m7			—	200
				222	422
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,000m	5.875% subordinated notes[8]	—	Nov 2034	456	497
$750m	5.625% subordinated notes[8]	—	Aug 2035	489	533
$700m	7.00% subordinated notes	—	Jan 2039	697	700
				1,642	1,730
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes[5,9]	—	Jan 2021	—	509
				—	509
Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m5	Oct 1996	Nov 2083	9	9
				9	9
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m10				69	232
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec				9,112	10,223
1See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.
2The interest rate payable after June 2030 is the sum of the three-month Libor plus 4.98%.
3 The interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
4    The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5    These securities are ineligible for inclusion in the capital base of HSBC.
6    The interest rate payable after November 2022 is 6.05%.
7    These securities matured in 2021 and were redeemed.
8 HSBC tendered for these securities in November 2019. The principal balance is $357m and $383m respectively. The original notional values of these securities are $1,000m and $750m respectively.
9    HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is $509m. The original notional of these securities is $2,939m. This instrument matured and settled in January 2021.
10    These securities are included in the capital base of HSBC, in accordance with the grandfathering provisions under CRR II. In 2021, securities of $49m matured and were redeemed, and in addition approximately $109m were redeemed in June 2021 in relation to securities that matured at 31 December 2020. The latter were no longer eligible for inclusion in the capital base of HSBC at the end of 2020.

HSBC Holdings’ subordinated liabilities
	2021	2020
	$m	$m
At amortised cost	17,059	17,916
Designated at fair value (Note 24)	5,600	6,040
At 31 Dec	22,659	23,956

HSBC Holdings’ subordinated liabilities in issue
		First call	Maturity	2021	2020
		date	date	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties
$2,000m	4.25% subordinated notes[2,3]	—	Mar 2024	2,072	2,151
$1,500m	4.25% subordinated notes[2]	—	Aug 2025	1,615	1,702
$1,500m	4.375% subordinated notes[2]	—	Nov 2026	1,641	1,736
$488m	7.625% subordinated notes[1]	—	May 2032	536	541
$222m	7.35% subordinated notes[1]	—	Nov 2032	241	243
$2,000m	6.50% subordinated notes[1]	—	May 2036	2,032	2,034
$2,500m	6.50% subordinated notes[1]	—	Sep 2037	2,825	3,033
$1,500m	6.80% subordinated notes[1]	—	Jun 2038	1,491	1,490
$1,500m	5.25% subordinated notes[2]	—	Mar 2044	1,946	2,092

£650m	5.75% subordinated notes[2]	—	Dec 2027	1,040	1,130
£650m	6.75% subordinated notes[2]	—	Sep 2028	877	884
£750m	7.00% subordinated notes[2]	—	Apr 2038	1,082	1,157
£900m	6.00% subordinated notes[2]	—	Mar 2040	1,320	1,483

€1,500m	3.0% subordinated notes[2]	—	Jun 2025	1,737	1,916
€1,000m	3.125% subordinated notes[2]	—	Jun 2028	1,304	1,472
				21,759	23,064
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes	Jun 2030	Jun 2040	900	892
				900	892
At 31 Dec				22,659	23,956
1Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRR II.
2These securities are included in the capital base of HSBC as fully CRR II-compliant tier 2 securities on an end point basis.
3    These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.
Guaranteed by HSBC Holdings or HSBC Bank plc
Capital securities guaranteed by HSBC Holdings or HSBC Bank plc were issued by the Jersey limited partnerships. The proceeds of these were lent to the respective guarantors by the limited partnerships in the form of subordinated notes. They qualified as additional tier 1 capital for HSBC under CRR II until 31 December 2021 by virtue of the application of grandfathering provisions. The capital security guaranteed by HSBC Bank plc also qualified as additional tier 1 capital for HSBC Bank plc (on a solo and a consolidated basis) under CRR II until 31 December 2021 by virtue of the same grandfathering process. Since 31 December 2021, these securities have no longer qualified as regulatory capital for HSBC or HSBC Bank plc.
These preferred securities, together with the guarantee, are intended to provide investors with rights to income and capital distributions and distributions upon liquidation of the relevant issuer that are equivalent to the rights that they would have had if they had purchased non-cumulative perpetual preference shares of the relevant issuer. There are limitations on the payment of distributions if such payments are prohibited under UK banking regulations or other requirements, if a payment would cause a breach of HSBC’s capital adequacy requirements, or if HSBC Holdings or HSBC Bank plc has insufficient distributable reserves (as defined).
HSBC Holdings and HSBC Bank plc have individually covenanted that, if prevented under certain circumstances from paying distributions on the preferred securities in full, they will not pay dividends or other distributions in respect of their ordinary shares, or repurchase or redeem their ordinary shares, until the distribution on the preferred securities has been paid in full.
If the consolidated total capital ratio of HSBC Holdings falls below the regulatory minimum required or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Holdings, the holders’ interests in the preferred securities guaranteed by HSBC Holdings will be exchanged for interests in preference shares issued by HSBC Holdings that have economic terms which are in all material respects equivalent to the preferred securities and their guarantee.
If the preferred securities guaranteed by HSBC Bank plc are outstanding in November 2048, or if the total capital ratio of HSBC Bank plc (on a solo or consolidated basis) falls below the regulatory minimum required, or if the Directors expect it to do so in the near term, provided that proceedings have not been commenced for the liquidation, dissolution or winding up of HSBC Bank plc, the holders’ interests in the preferred security guaranteed by HSBC Bank plc will be exchanged for interests in preference shares issued by HSBC Bank plc that have economic terms which are in all material respects equivalent to the preferred security and its guarantee.
Tier 2 securities
Tier 2 capital securities are either perpetual or dated subordinated securities on which there is an obligation to pay coupons. These capital securities are included within HSBC's regulatory capital base as tier 2 capital under CRR II, either as fully eligible capital or by virtue of the application of grandfathering provisions. In accordance with CRR II, the capital contribution of all tier 2 securities is amortised for regulatory purposes in their final five years before maturity.